Janus Investment Fund

Janus Diversified Alternatives Fund

(the “Fund”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between the Fund and Janus Capital in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which will take effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of Janus Investment Fund (the “Trust”), including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

1

Other Matters

Intermediary Sales Charge Waivers and Discounts

Effective March 16, 2017, the Fund’s Prospectuses were revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for the Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix A – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix A – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix A – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

2

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

3

Janus Investment Fund

Janus Global Allocation Fund – Conservative

Janus Global Allocation Fund – Moderate

Janus Global Allocation Fund – Growth

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between each Fund and Janus Capital in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause the investment advisory agreements to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between each Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to each Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreements, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreements

At the Meeting, shareholders of each Fund approved the respective Post-Merger Advisory Agreement, each of which will take effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of Janus Investment Fund (the “Trust”), including the Funds, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of each Fund also approved a manager-of-managers structure for their respective Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that a Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for such

1

Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Other Matters

Intermediary Sales Charge Waivers and Discounts

Effective March 16, 2017, the Funds’ Prospectuses were revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix B – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix B – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix B – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

2

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

3

Janus Investment Fund

Janus Flexible Bond Fund	Janus Multi-Sector Income Fund
Janus Global Bond Fund	Janus Real Return Fund
Janus High-Yield Fund	Janus Short-Term Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between each Fund and Janus Capital in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause the investment advisory agreements to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between each Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to each Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreements, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreements

At the Meeting, shareholders of each Fund approved the respective Post-Merger Advisory Agreement, each of which will take effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of Janus Investment Fund (the “Trust”), including the Funds, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of each Fund also approved a manager-of-managers structure for their respective Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that a Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for such Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

1

Other Matters

Intermediary Sales Charge Waivers and Discounts

Effective March 16, 2017, the Funds’ Prospectuses were revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix A – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix A – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix A – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

2

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

3

Janus Investment Fund

Janus Global Unconstrained Bond Fund

(the “Fund”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between the Fund and Janus Capital in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which will take effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of Janus Investment Fund (the “Trust”), including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

1

Other Matters

Intermediary Sales Charge Waivers and Discounts

Effective March 16, 2017, the Fund’s Prospectuses were revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for the Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix B – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix B – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix B – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

2

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

3

Janus Investment Fund

Janus Government Money Market Fund

Janus Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between each Fund and Janus Capital in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause the investment advisory agreements to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between each Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to each Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreements, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreements

At the Meeting, shareholders of each Fund approved the respective Post-Merger Advisory Agreement, each of which will take effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of Janus Investment Fund (the “Trust”), including the Funds, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of each Fund also approved a manager-of-managers structure for their respective Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that a Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for such Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

1

Other Matters

Effective May 8, 2017, the following replaced the corresponding information for each of Janus Government Money Market Fund and Janus Money Market Fund (each, a “Fund”) as noted below.

1.	The following replaced in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Government Money Market Fund’s Prospectuses:

Portfolio Manager:  Garrett Strum is Portfolio Manager of the Fund, which he has managed since May 2017.

2.	The following replaced in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Money Market Fund’s Prospectuses:

Portfolio Manager:  Garrett Strum is Portfolio Manager of the Fund, which he has managed since May 2017.

3.	The following replaced in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Government Money Market Fund

Garrett Strum is Portfolio Manager of Janus Government Money Market Fund, which he has managed since May 2017. He is also Portfolio Manager of other Janus accounts and performs duties as an analyst. Mr. Strum joined Janus Capital in 2003 as an investment accounting administrator. He holds a Bachelor of Science degree in Business with concentrations in Finance and Real Estate from Colorado State University.

Janus Money Market Fund

Garrett Strum is Portfolio Manager of Janus Money Market Fund, which he has managed since May 2017. He is also Portfolio Manager of other Janus accounts and performs duties as an analyst. Mr. Strum joined Janus Capital in 2003 as an investment accounting administrator. He holds a Bachelor of Science degree in Business with concentrations in Finance and Real Estate from Colorado State University.

References to J. Eric Thorderson are deleted in the Funds’ prospectuses.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Adaptive Global Allocation Fund

(the “Fund”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between the Fund and Janus Capital in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which will take effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of Janus Investment Fund (the “Trust”), including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

1

Other Matters

Intermediary Sales Charge Waivers and Discounts

Effective March 16, 2017, the Fund’s Prospectuses were revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for the Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix A – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix A – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix A – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

2

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

3

Janus Investment Fund

INTECH Emerging Market Managed Volatility Fund

INTECH Global Income Managed Volatility Fund

INTECH International Managed Volatility Fund

INTECH U.S. Managed Volatility Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between each Fund and Janus Capital in effect as of the date of this Prospectus. In addition, the consummation of the Merger may be deemed to cause an assignment of the investment sub-advisory agreement between Janus Capital and INTECH Investment Management LLC (“INTECH”) on behalf of each Fund in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause such investment advisory agreements and investment sub-advisory agreements to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between each Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Funds following the closing of the Merger (the “Post-Merger Advisory Agreement”). Also on December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment sub-advisory agreement between Janus Capital and INTECH on behalf of each Fund (the “Post-Merger Sub-Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreements and Post-Merger Sub-Advisory Agreements, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory and Sub-Advisory Agreements

At the Meeting, shareholders of each Fund approved the Post-Merger Advisory Agreements and Post-Merger Sub-Advisory Agreements, each of which will take effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of Janus Investment Fund (the “Trust”), including the Funds, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of each Fund also approved a manager-of-managers structure for their respective Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the

1

Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that a Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for such Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Other Matters

Intermediary Sales Charge Waivers and Discounts

Effective March 16, 2017, the Funds’ Prospectuses were revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix A – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix A – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix A – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

2

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

3

Janus Investment Fund

INTECH U.S. Core Fund

(the “Fund”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between the Fund and Janus Capital in effect as of the date of this Prospectus. In addition, the consummation of the Merger may be deemed to cause an assignment of the investment sub-advisory agreement between Janus Capital and INTECH Investment Management LLC (“INTECH”) on behalf of the Fund in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause such investment advisory agreement and investment sub-advisory agreement to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”) and a new investment sub-advisory agreement between Janus Capital and INTECH on behalf of the Fund (the “Post-Merger Sub-Advisory Agreement”). Also on December 8, 2016, the Trustees approved, subject to shareholder approval, an Agreement and Plan of Reorganization that provides for the merger (the “Fund Merger”) of the Fund into INTECH U.S. Managed Volatility Fund. At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, Post-Merger Sub-Advisory Agreement, and Fund Merger, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory and Sub-Advisory Agreements

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement, each of which will take effect upon the consummation of the Merger.

Approval of Fund Merger

At the Meeting, shareholders of the Fund approved the Fund Merger. The Fund Merger is anticipated to be effective on or about June 26, 2017.

Election of Trustee

At the Meeting, shareholders of each series of Janus Investment Fund (the “Trust”), including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Please retain this Supplement with your records.

Janus Investment Fund

Perkins Large Cap Value Fund	Perkins Small Cap Value Fund
Perkins Mid Cap Value Fund	Perkins Value Plus Income Fund
Perkins Select Value Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between each Fund and Janus Capital in effect as of the date of this Prospectus. In addition, the consummation of the Merger may be deemed to cause an assignment of the investment sub-advisory agreement between Janus Capital and Perkins Investment Management LLC (“Perkins”) on behalf of each Fund in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause such investment advisory agreements and investment sub-advisory agreements to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between each Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Funds following the closing of the Merger (the “Post-Merger Advisory Agreement”). Also on December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment sub-advisory agreement between Janus Capital and Perkins on behalf of each Fund (the “Post-Merger Sub-Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreements and Post-Merger Sub-Advisory Agreements, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory and Sub-Advisory Agreements

At the Meeting, shareholders of each Fund approved the Post-Merger Advisory Agreements and Post-Merger Sub-Advisory Agreements, each of which will take effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of Janus Investment Fund (the “Trust”), including the Funds, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of each Fund also approved a manager-of-managers structure for their respective Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned

1

subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that a Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for such Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Other Matters

Perkins Mid Cap Value Fund

Effective July 17, 2017, Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, Class R Shares, Class T Shares, and Class D Shares of Perkins Mid Cap Value Fund (the “Fund”) will reopen to new investors. Shares of the Fund had previously been closed to new individual retail investors purchasing directly with Janus Capital or through fund supermarket platforms at financial intermediaries. Class D Shares of the Fund remain closed to certain new investors and the eligibility requirements for Class D Shares have not changed. In addition, Class L Shares of the Fund remain closed to new investors.

Intermediary Sales Charge Waivers and Discounts

Effective March 16, 2017, the Funds’ Prospectuses were revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix A – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix A – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix A – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

2

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

3

Janus Investment Fund

Janus Asia Equity Fund	Janus Global Select Fund
Janus Emerging Markets Fund	Janus Global Technology Fund
Janus Global Life Sciences Fund	Janus International Equity Fund
Janus Global Research Fund	Janus Overseas Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between each Fund and Janus Capital in effect as of the date of this Prospectus. In addition, with respect to Janus Asia Equity Fund and Janus Emerging Markets Fund, the consummation of the Merger may be deemed to cause an assignment of the investment sub-advisory agreement between Janus Capital and Janus Capital Singapore Pte. Limited (“Janus Singapore”) on behalf of each Fund in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause such investment advisory agreements and investment sub-advisory agreements (as applicable) to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved the following, subject to shareholder approval:

•	A new investment advisory agreement between each Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to each Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”).
•	A new investment sub-advisory agreement between Janus Capital and Janus Singapore (the “Post-Merger Sub-Advisory Agreement”) on behalf of each of Janus Asia Equity Fund and Janus Emerging Markets Fund.
•	A new investment sub-advisory agreement between Janus Capital and Henderson Investment Management Limited (“HIML”) (the “HIML Sub-Advisory Agreement”) on behalf of Janus Asia Equity Fund.
•	An Agreement and Plan of Reorganization that provides for the merger (the “Fund Merger”) of Janus Emerging Markets Fund into Janus Henderson Emerging Markets Fund, a newly formed series of Janus Investment Fund (the “Trust”) (the “Acquiring Fund”). The Acquiring Fund is being formed to facilitate the transfer of Henderson Emerging Markets Fund (the “Henderson Fund”), a mutual fund managed by Henderson Global Investors (North America) Inc., a subsidiary of Henderson, to the Janus Capital platform through a merger of the Henderson Fund into the Acquiring Fund. The investment objective and principal investment policies of the Acquiring Fund will correspond to those of the Henderson Fund, and the Acquiring Fund will be managed by the Henderson Fund portfolio managers. The Henderson Fund is expected to be the surviving fund for accounting purposes.

At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreements, Post-Merger Sub-Advisory Agreements, the HIML Sub-Advisory Agreement, and the Fund Merger, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory and Sub-Advisory Agreements

At the Meeting, shareholders of each Fund approved the respective Post-Merger Advisory Agreement, and shareholders of Janus Asia Equity Fund and Janus Emerging Markets Fund approved the respective Post-Merger Sub-Advisory Agreement, each of which will take effect upon the consummation of the Merger. Shareholders of Janus Asia Equity Fund also approved the HIML Sub-Advisory Agreement. The appointment of HIML is conditioned on the consummation of the Merger. If the Merger is consummated, HIML will replace Janus Singapore as subadviser to the Fund on or about June 5, 2017. Janus Capital will pay HIML a sub-advisory fee from its investment advisory fee for managing the Fund.

Approval of Fund Merger

At the Meeting, Janus Emerging Market Fund shareholders approved the Fund Merger. The Fund Merger is conditioned on the consummation of the Merger. If the Merger is consummated, the Fund Merger is anticipated to be effective on or about June 12, 2017.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Funds, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of each Fund, with the exception of Janus Global Life Sciences Fund, Janus Global Research Fund, Janus Global Select Fund, and Janus Overseas Fund, also approved a manager-of-managers structure for their respective Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that a Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for such Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Other Matters

Janus Global Technology Fund

On May 1, 2017, the following replaced in its entirety the third paragraph found under “Principal Investment Strategies” in Janus Global Technology Fund’s Fund Summary:

The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

Effective May 31, 2017, the following replaces in its entirety the corresponding information found under “Management” in Janus Global Technology Fund’s Fund Summary:

Portfolio Managers: Denny Fish is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since January 2016. J. Bradley Slingerlend, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since May 2011.

The following replaces in its entirety the corresponding information in the Janus Global Technology Fund’s “Investment Personnel” section:

Janus Global Technology Fund

Co-Portfolio Managers Denny Fish and J. Bradley Slingerlend are responsible for the day-to-day management of the Fund. Mr. Slingerlend, as lead Portfolio Manager, has the authority to exercise final decision-making on all investment decisions.

Denny Fish is Executive Vice President and Co-Portfolio Manager of Janus Global Technology Fund, which he has co-managed since January 2016. Mr. Fish is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He initially joined Janus Capital in 2007 as a research analyst and left in 2014. Mr. Fish re-joined Janus Capital in January 2016. From April 2014 to December 2015, Mr. Fish was an investment analyst and co-portfolio manager at RS Investments. Mr. Fish holds a Bachelor of Science degree in Civil Engineering from the University of Illinois and a Master of Arts degree from the University of Southern California Marshall School.

J. Bradley Slingerlend, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Global Technology Fund, which he has managed or co-managed since May 2011. Mr. Slingerlend is also Portfolio Manager of other Janus accounts. He initially joined Janus Capital in 2000 as a research analyst and left in 2007. Mr. Slingerlend re-joined Janus Capital in November 2007 as a research analyst. Mr. Slingerlend holds Bachelor of Arts degrees in Economics and Astrophysics from Williams College. Mr. Slingerlend holds the Chartered Financial Analyst designation.

Effective May 31, 2017, references to Brinton Johns are deleted from the prospectus.

Janus International Equity Fund

Effective March 30, 2017, Janus International Equity Fund was liquidated and terminated according to a Plan of Liquidation approved by the Fund’s Trustees.

Intermediary Sales Charge Waivers and Discounts

Effective March 16, 2017, the Funds’ Prospectuses were revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix A – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix A – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix A – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

Janus Investment Fund

Janus Global Real Estate Fund

(the “Fund”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between the Fund and Janus Capital in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved the following, subject to shareholder approval:

•	A new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”).
•	A new investment sub-advisory agreement between Janus Capital and Henderson Investment Management Limited (“HIML”) (the “HIML Sub-Advisory Agreement”) on behalf of the Fund.

At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement and HIML Sub-Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory and Sub-Advisory Agreements

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which will take effect upon the consummation of the Merger. Shareholders also approved the HIML Sub-Advisory Agreement. The appointment of HIML is conditioned on the consummation of the Merger. If the Merger is consummated, HIML will become subadviser to the Fund on or about June 5, 2017. Janus Capital will pay HIML a sub-advisory fee from its investment advisory fee for managing the Fund.

Election of Trustee

At the Meeting, shareholders of each series of Janus Investment Fund (the “Trust”), including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned

1

subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Other Matters

Intermediary Sales Charge Waivers and Discounts

Effective March 16, 2017, the Fund’s Prospectuses were revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for the Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix A – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix A – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix A – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

2

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

3

Janus Investment Fund

Janus Balanced Fund	Janus Growth and Income Fund
Janus Contrarian Fund	Janus Research Fund
Janus Enterprise Fund	Janus Triton Fund
Janus Forty Fund	Janus Twenty Fund
Janus Fund	Janus Venture Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between each Fund and Janus Capital in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause the investment advisory agreements to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between each Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to each Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreements, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreements

At the Meeting, shareholders of each Fund approved the respective Post-Merger Advisory Agreement, each of which will take effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of Janus Investment Fund (the “Trust”), including the Funds, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of each Fund, with the exception of Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, and Janus Triton Fund, also approved a manager-of-managers structure for their respective Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly

1

owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that a Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for such Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Other Matters

Janus Fund and Janus Twenty Fund

Effective May 1, 2017, each of Janus Fund and Janus Twenty Fund merged with and into Janus Research Fund and Janus Forty Fund, respectively. All references to Janus Fund and Janus Twenty Fund in the Prospectuses are hereby deleted.

Intermediary Sales Charge Waivers and Discounts

Effective March 16, 2017, the Funds’ Prospectuses were revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix A – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix A – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix A – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

2

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

3

Janus Investment Fund

Perkins Global Value Fund

Perkins International Value Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2017

to Currently Effective Prospectuses

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017.

The consummation of the Merger may be deemed to cause an “assignment” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the investment advisory agreement between each Fund and Janus Capital in effect as of the date of this Prospectus. In addition, the consummation of the Merger may be deemed to cause an assignment of the investment sub-advisory agreement between Janus Capital and Perkins Investment Management LLC (“Perkins”) on behalf of each Fund in effect as of the date of this Prospectus. As a result, the consummation of the Merger may cause such investment advisory agreements and investment sub-advisory agreements to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between each Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Funds following the closing of the Merger (the “Post-Merger Advisory Agreement”). Also on December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment sub-advisory agreement between Janus Capital and Perkins on behalf of each Fund (the “Post-Merger Sub-Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreements and Post-Merger Sub-Advisory Agreements, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory and Sub-Advisory Agreements

At the Meeting, shareholders of each Fund approved the Post-Merger Advisory Agreements and Post-Merger Sub-Advisory Agreements, each of which will take effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of Janus Investment Fund (the “Trust”), including the Funds, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace currently serves as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Upon the consummation of the Merger, Ms. Wallace will join the Trust’s Board of Trustees.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of each Fund also approved a manager-of-managers structure for their respective Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that a Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such

1

subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for such Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Other Matters

Intermediary Sales Charge Waivers and Discounts

Effective March 16, 2017, the Funds’ Prospectuses were revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

2.	The following paragraph is added as the last paragraph in the “Purchases” section found in the Shareholder’s Guide section of the Prospectus:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix A – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3.	The following is added as “Appendix A – Intermediary Sales Charge Waivers and Discounts” to the Prospectus:

Appendix A – Intermediary Sales Charge Waivers and Discounts

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a Fund’s Prospectus or Statement of Additional Information. You should contact your Merrill Lynch representative to determine whether any of the following apply to your situation. Other intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers.

2

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform for fee-based accounts (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within

90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement with your records.

3